EVENTS AFTER THE REPORTING PERIOD	6 Months Ended
Jun. 28, 2019
Events After Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD	EVENTS AFTER THE REPORTING PERIOD On 31 July 2019, €100 million of the term loan due in 2021 was repaid prior to maturity.